Critical Accounting Estimates and Judgments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Sensitivity Analysis Based on 10% Increase/Decrease in Assumptions of Gross Margin, Discount Rate, Terminal Growth Rate (Details)
As of December 31, 2019, and 2020 the Corporation has performed a sensitivity analysis increasing or decreasing the assumptions of gross margin, discount rate, and revenue and terminal growth rate by a 10%, with all the other variables held constant, as follows:

	Difference between recoverable amount and carrying amounts
	2019		2020
Goodwill
Gross margin	(10%)	+10%	(10%)	+10%
Engineering and construction	(25.54%)	(4.25%)	(8.30%)	37.10%
Electromechanical	35.63%	52.97%	41.81%	55.60%
Discount rate:	(10%)	+10%	(10%)	+10%
Engineering and construction	(4.30%)	(23.09%)	32.68%	0.53%
Electromechanical	48.89%	39.92%	52.32%	45.23%
Terminal growth rate:	(10%)	+10%	(10%)	+10%
Engineering and construction	(16.31%)	(13.38%)	11.58%	17.44%
Electromechanical	42.36%	46.32%	46.83%	50.65%
Trademarks
Revenue growth rate:	(10%)	+10%	(10%)	+10%
Morelco	22.14%	60.11%	59.65%	123.51%
Vial y Vives - DSD	110.69%	72.38%	(1.04%)	2.79%
Discount rate:	(10%)	+10%	(10%)	+10%
Morelco	63.02%	23.56%	124.29%	66.82%
Vial y Vives - DSD	78.72%	106.64%	(6.56%)	9.95%
Terminal growth rate:	(10%)	+10%	(10%)	+10%
Morelco	37.49%	44.02%	86.47%	97.09%
Vial y Vives - DSD	88.07%	95.20%	(9.14%)	11.05%

Summary of Sensitivity Analysis Performed Considering a 10% Increase/Decrease in Group's Gross Margins
As of December 31, 2018, 2019 and 2020, a sensitivity analysis was performed considering a 10% increase/decrease in the Corporation’s gross margins, as follows:

	2018	2019	2020
Revenues	1,961,100	2,411,880	1,815,671
Gross profit	32,685	60,317	99,362
%	1.67	2.50	5.47
Plus 10%	1.84	2.75	6.02

Increase in profit before income tax	3,399	6,010	9,941

	36,084	66,327	109,303

Less 10%	1.50	2.25	4.92

Decrease in profit before income tax	(3,399)	(6,010)	(9,941)

	29,286	54,307	89,421